Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Current asset	$ 2,448	$ 23,604
Long-term asset	0	3,174
Current liability	(20,172)	(13,752)
Long-term liability	(4,169)	0
Derivative instruments designated as hedges | Interest rate contracts | Cash Flow Hedge
Derivative [Line Items]
Current asset	0	17,843
Long-term asset	0	3,174
Current liability	(18,194)	0
Long-term liability	(4,169)	0
Undesignated derivative instruments | Foreign exchange forwards and options
Derivative [Line Items]
Current asset	2,448	5,761
Long-term asset	0	0
Current liability	(1,978)	(13,752)
Long-term liability	$ 0	$ 0